Shareholder Report, Holdings (Details) - Schwab Fundamental Global Real Estate Index Fund	Feb. 28, 2025
CBRE Group Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
American Tower Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
China Overseas Land Investment Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Mitsui Fudosan Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Crown Castle Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Jones Lang LaSalle Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Real Estate Development [Member]
Holdings [Line Items]
Percent of Total Investments	14.80%	[1]
Retail REITs [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%	[1]
Diversified Real Estate Activities [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%	[1]
Real Estate Operating Companies [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%	[1]
Health Care REITs [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%	[1]
Real Estate Services [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%	[1]
Office REITs [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%	[1]
Diversified REITs [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%	[1]
MultiFamily Residential REITs [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%	[1]
Telecom Tower REITs [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[1]
Industrial REITs [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[1]
Data Center REITs [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[1]
Other Specialized REITs [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[1]
Hotel Resort REITs [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[1]
Self Storage REITs [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[1]
SingleFamily Residential REITs [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[1]
Other [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[1],[2]
Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[1]
Short Term Investment [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[1],[3]
UNITED STATES
Holdings [Line Items]
Percent of Total Investments	48.60%	[1]
JAPAN
Holdings [Line Items]
Percent of Total Investments	10.40%	[1]
HONG KONG
Holdings [Line Items]
Percent of Total Investments	10.20%	[1]
CHINA
Holdings [Line Items]
Percent of Total Investments	8.80%	[1]
AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	3.20%	[1]
Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	18.80%	[1]

[1]	Excludes derivatives.
[2]	Represents an aggregate of industry weightings, none of which represent more than 1.0% of investments.
[3]	Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.